Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related party transactions [abstract]
Related party transactions

Group	Directors’ fees R’000	Salary and allowances R’000		Other benefits R’000		Retirement fund R’000		Performance bonuses(1) R’000		12 months R’000

2019
Non-executive directors
R Bruyns(2)	900	—		—		—		—		900
F Futwa(2),(3)	371	—		—		—		—		371
R Frew(2)	760	—		—		—		—		760
E Banda(4)	130	—		—		—		—		130
A Welton	625	—		—		—		—		625
I Jacobs	400	—		—		—		—		400
F Roji-Maplanka	600	—		—		—		—		600
	3,786	—		—		—		—		3,786
Value added tax(2)	305	—		—		—		—		305
Executive committee(5)
S Joselowitz(6)	—	7,383		—		—		9,276		16,659
C Tasker(6)	—	5,820		—		—		7,097		12,917
P Dell(6)	—	1,950		180		77		2,774		4,981
G Pretorius	—	2,843		281		481		3,280		6,885
C Lewis	—	2,808		67		117		2,786		5,778
	4,091	20,804		528		675		25,213		51,311

2018
Non-executive directors
R Bruyns(2)	773	—		—		—		—		773
C Ewing(2),(7)	348	—		—		—		—		348
R Frew(2)	746	—		—		—		—		746
E Banda	486	—		—		—		—		486
A Welton	614	—		—		—		—		614
I Jacobs	386	—		—		—		—		386
F Roji-Maplanka(8)	292	—		—		—		—		292
	3,645	—		—		—		—		3,645
Value added tax(2)	266	—		—		—		—		266
Executive committee(5)
S Joselowitz(6)	—	6,841		—		—		6,737		13,578
C Tasker(6)	—	5,393		—		—		4,133		9,526
P Dell(6)	—	1,844		100		71		1,750		3,765
G Pretorius	—	2,573		268		433		3,299		6,573
C Lewis	—	2,570		122		130		2,603		5,425
	3,911	19,221	—	490	—	634	—	18,522	—	42,778

Group	Directors’ fees R’000	Salary and allowances R’000	Other benefits R’000	Retirement fund R’000	Performance bonuses(1) R’000	12 months R’000

2017
Non-executive directors
R Bruyns	794	—	—	—	—	794
C Ewing	570	—	—	—	—	570
R Frew(2)	566	—	—	—	—	566
E Banda	470	—	—	—	—	470
A Welton	650	—	—	—	—	650
M Lamberti(2), (9)	115	—	—	—	—	115
I Jacobs(10)	277	—	—	—	—	277
G Nakos(11)	—	—	—	—	—	—
	3,442	—	—	—	—	3,442
Value added tax(2)	95	—	—	—	—	95

Executive committee(5)
S Joselowitz(6)	—	7,219	—	—	3,404	10,623
M Pydigadu(12)	—	2,101	98	80	1,206	3,485
C Tasker(6)	—	3,612	178	256	1,511	5,557
B Horan(13)	—	1,215	63	47	1,456	2,781
P Dell(14)	—	275	14	11	—	300
G Pretorius	—	2,096	129	335	1,147	3,707
C Lewis	—	2,328	—	144	1,099	3,571
	3,537	18,846	482	873	9,823	33,561

(1)	Performance bonuses are based on actual amounts paid during the fiscal year.

(2)	Value added tax (“VAT”) included as part of certain invoices received. Directors’ fees shown exclude VAT.

(3)	Appointed to the Board with effect July 4, 2018.

(4)	Resigned from the Board with effect July 4, 2018.

(5)	All prescribed officers of the Company are included as part of the executive committee.

(6)	Executive director as at March 31, 2019, March 31, 2018 and March 31, 2017.

(7)	Resigned from the Board with effect from November 7, 2017.

(8)	Appointed to the Board with effect from October 3, 2017.

(9)	Appointed to the Board with effect from November 19, 2014, resigned from the Board with effect from August 18, 2016.

(10)	Appointed to the Board with effect from June 1, 2016.

(11)	Appointed as alternate director to Mark Lamberti with effect from November 4, 2015. Subsequently resigned as alternate director to Mark Lamberti with effect from August 18, 2016.

(12)	Resigned from the Board with effect from February 9, 2017.

(13)	Resigned with effect from September 30, 2016.

(14)	Appointed as Group executive committee member from February 1, 2017 and to the Board with effect from February 9, 2017. Executive director as at March 31, 2019, March 31, 2018 and March 31, 2017.

Transactions with related parties and balances outstanding at year-end are as follows (excluding key management personnel emoluments):

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Sales of goods and services	—	—	22,263
– Imperial Group Limited*	—	—	22,263
Purchases of goods and services	7,384	8,277	11,206
– TPF Investments Proprietary Limited**	7,384	8,277	5,277
– Imperial Group Limited*	—	—	5,929

*	Related party until August 1, 2016. See “Fiscal 2017 specific share repurchase” in note 13 for additional information.

**	Previously known as Thynk Property Fund Proprietary Limited.

The list of directors and executive committee members and their beneficial interests declared in the Company’s share capital at year-end held directly, indirectly and by associates were as follows:

	March 31, 2019			March 31, 2018
	Direct 000s	Indirect 000s	Associate 000s	Direct 000s	Indirect 000s	Associate 000s

Non-executive
R Bruyns	—	3,697	—	—	3,697	—
R Frew	—	63,848	70,261	—	63,848	70,261
A Welton	—	—	235	—	—	235
E Banda(1)	—	—	—	—	—	—
I Jacobs	241	14,296	—	241	14,296	—
F Roji-Maplanka(2)	—	—	—	—	—	—
F Futwa(3)	—	—	—	—	—	—

Executive
S Joselowitz	23,842	—	—	26,342	—	—
C Tasker	2,907	—	2,428	2,057	—	2,428
P Dell	1	—	—	1	—	—
G Pretorius	690	—	—	338	—	—
C Lewis	1,525	—	—	1,525	—	—
	29,206	81,841	72,924	30,504	81,841	72,924

(1)	Resigned from the Board with effect from July 4, 2018.

(2)	Appointed to the Board with effect from October 3, 2017.

(3)	Appointed to the Board with effect from July 4, 2018.

During the year under review, the following were disclosed as contractual arrangements that existed between the Group and parties outside of the Group, in which certain of the directors and executive committee members had interests:

Name of director	Related party	Nature of relationship with the Group

R Frew	TPF Investments Proprietary Limited	Lease agreement: Midrand office*
R Frew	Masalini Capital Proprietary Limited	Provides directors’ services
*During the year a small related party transaction was entered into with TPF. Refer to note 6 for further details.